Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss [Abstract]
Schedule of Cost of Revenues	Cost of revenues
	Year ended December 31,
	2023	2022
Energy and infrastructure	78,942	56,415
Depreciation and amortization	84,785	72,420
Purchases of electrical components	2,580	1,759
Electrician salaries and payroll taxes	1,561	1,316
	167,868	131,910

Schedule of General and Administrative Expenses	General and administrative expenses
	Year ended December 31,
	2023	2022
Salaries and share-based payments	24,105	30,040
Professional services	7,608	10,051
Insurance, duties and other	5,668	9,370
Travel, motor vehicle and meals	1,018	1,152
Hosting and telecommunications	402	560
Advertising and promotion	491	333
	39,292	51,506

Schedule of Net Financial (Income) Expenses	Net financial expenses (income)
	Year ended December 31,
	Notes	2023	2022 (restated - Note 3e)
Loss (gain) on revaluation of warrants		38,088	(63,406)
Gain on disposition of marketable securities	a	(12,245)	(51,649)
Gain on extinguishment of long-term debt and lease liabilities	b	(12,835)	—
Interest income		(1,420)	(456)
Loss on foreign exchange		7,842	2,945
Interest on credit facility and long-term debt		2,688	12,770
Warrant issuance costs		2,000	—
Provision expense on VAT receivable	c	5,903	6,750
Interest on lease liabilities		1,391	1,451
Other financial (income) expenses		896	629
		32,308	(90,966)